Earnings (Loss) Per Share	12 Months Ended
Jun. 30, 2024
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

17 - EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per share for the years ended June 30, 2024, 2023 and 2022:

	For the Years Ended June 30,
	2024	2023	2022
Loss from continuing operations per share
Numerator:
Net loss attributable to the Company	$(81,854,633)	$(6,253,518)	$(12,814,988)
Accretion of convertible redeemable preferred shares	—	(2,001,777)	(3,865,430)
Net loss attributable to ordinary shareholders – basic and diluted	$(81,854,633)	$(8,255,295)	$(16,680,418)
Denominator:
Weighted average ordinary shares outstanding – basic and diluted (1)(2)(3)	19,255,424	14,926,857	6,881,268
Loss per share – basic and diluted	$(4.25)	$(0.55)	$(2.40)

Earnings (loss) from discontinued operations per share
Numerator:
Income from discontinued operations attributable to the Company	$—	$520,000	$—
Income from discontinued operations attributable to ordinary shareholders – basic and diluted	$—	$520,000	$—
Denominator:
Weighted average ordinary shares outstanding – basic and diluted(1)(2)(3)	—	14,926,857	—
Earnings per share – basic and diluted	$—	$0.03	$—

(1)	After giving retrospective effects of recapitalization due to reverse acquisition effective December 23, 2022 and the 1-for-5 reverse stock split effective on May 30, 2024.

(2)	The basic weighted average ordinary share outstanding also includes share warrants to subscribe for 17,964,879 Class A ordinary shares (3,592,980 shares post 1-for-5 reverse stock split) as the share warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company.

(3)	According to the M&A, Class A and Class B ordinary shares shall rank pari passu and have the same rights, preferences, privileges and restrictions, except for the voting rights, where each share of Class B ordinary shares shall have 15 votes and each share of Class A ordinary shares shall have one vote, and the conversion rights, where each share of Class B ordinary shares shall be convertible into one share of Class A ordinary shares, whereas Class A ordinary shares are not convertible into Class B ordinary shares. As such, the weighted average ordinary shares outstanding represents the combined number of Class A and Class B ordinary shares.

Basic and diluted earnings (loss) per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year. The effects of all outstanding convertible redeemable preferred shares, share options and RSUs were excluded from the computation of diluted earnings (loss) per share for years ended June 30, 2024, 2023 and 2022, as their effects would be anti-dilutive during the respective year.